Derivative Financial Instruments - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Maximum length of time hedged in cash flow hedge	5 years
Credit exposure to settled variation margin in excess of customer related interest rate swap	$ 0	$ 400,000
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Derivative, notional amount	$ 2,400,000,000
Derivative, gain (loss) on derivative, net	(200,000)	$ (700,000)	$ 900,000
Derivative Asset	23,861,000	64,714,000
Derivative liability	81,422,000	18,593,000
Loan Origination Commitments
Derivative [Line Items]
Derivative, notional amount	8,300,000	31,900,000
Derivative Asset	100,000	300,000
Derivative liability	100,000	100,000
Forward Contracts
Derivative [Line Items]
Derivative, notional amount	10,000,000	24,400,000
Non Cleared Derivative Transactions | Customer Related Interest Rate Swap Derivatives
Derivative [Line Items]
Fair value of interest rate swap liabilities that are net in a net liability position	0	13,700,000
Cash and Cash Equivalents | Non Cleared Derivative Transactions | Customer Related Interest Rate Swap Derivatives
Derivative [Line Items]
Additional collateral posted	1,000,000
Available-for-sale Securities | Non Cleared Derivative Transactions | Customer Related Interest Rate Swap Derivatives
Derivative [Line Items]
Additional collateral posted		21,300,000
Restricted Assets | Cash and Cash Equivalents | Cleared Derivative Transaction
Derivative [Line Items]
Additional collateral posted	84,100,000
Restricted Assets | Available-for-sale Securities | Cleared Derivative Transaction
Derivative [Line Items]
Additional collateral posted		$ 48,900,000
Interest Income | Active Cash Flow Hedges
Derivative [Line Items]
Interest rate swap cash flow hedges amount expected to reclassified from other comprehensive income to income statement in the next twelve months (less than for amounts related to terminated cash flow hedges)	42,000,000
Interest Income | Termination Of Cash Flow Hedges
Derivative [Line Items]
Interest rate swap cash flow hedges amount expected to reclassified from other comprehensive income to income statement in the next twelve months (less than for amounts related to terminated cash flow hedges)	$ 100,000